BUSINESS COMBINATIONS - (Details) $ in Thousands, $ in Thousands	Aug. 23, 2021 USD ($)	Dec. 31, 2021 ARS ($)	Nov. 29, 2021 USD ($)	Aug. 23, 2021 ARS ($)	Dec. 31, 2020 ARS ($)
Disclosure of detailed information about business combination [line items]
Amount paid net of expenses			$ 694
Goodwill		$ 5,494,180			$ 5,494,180
Capital contribution to applied for working capital and investments.	$ 500,000
IOL Holding S.A.
Disclosure of detailed information about business combination [line items]
Percentage of stock acquired				95.00%
Cash and Due from Banks				$ 51,380
Other assets				26
Miscellaneous obligations				(784)
Net identifiable assets acquired				$ 50,622
IOL Holding S.A. | SofitalS.A.F. e I.I. [member]
Disclosure of detailed information about business combination [line items]
Percentage of stock acquired				5.00%